UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number:
        This Amendment (check only one.):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L.P.
Address:  201 Main Street, Suite 2300
          Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

        /s/ W.R. Cotham   Fort Worth, Texas      February 10, 2006

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total:   $ 1,349,274 (thousands)


List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                     TITLE OF                 VALUE      SHARES/   SH/   PUT/   INVSTMNT   OTHR   VOTING AUTHORITY
NAME OF ISSUER        CLASS       CUSIP      (X$1000)    PRN AMT   PRN   CLL    DISCRETN   MGRS  SOLE  SHRD   NONE
BP PLC                 COM      055622104      94725     1475000   SH           Sole           1475000
BOSTON SCIENTIFIC
 CORPORATION           COM      101137107      52843     2157740   SH           Sole           2157740
CINTAS CORPORATION     COM      172908105      50883     1237125   SH           Sole           1237125
DELL, INC.             COM      24702R101     187282     6253162   SH           Sole           6253162
EMC CORPORATION        COM      268648102      62340     4577113   SH           Sole           4577113
THE GAP, INC.          COM      364760108      57813     3277368   SH           Sole           3277368
GENERAL ELECTRIC CO.   COM      369604103      28916      825000   SH           Sole            825000
HILLENBRAND
 INDUSTRIES, INC.      COM      431573104      46276      936580   SH           Sole            936580
HOME DEPOT, INC.       COM      437076102      43681     1079076   SH           Sole           1079076
INTEL CORPORATION      COM      458140100     118888     4763137   SH           Sole           4763137
JABIL CIRCUIT INC      COM      466313103      84809     2286585   SH           Sole           2286585
MCDATA CORPORATION     COM      580031201        689      181346   SH           Sole            181346
NESTLE SA              COM       *7123870      29833       99700   SH           Sole             99700
NEWS CORP LTD        SPONS
                     ADR
                     PREFERRED  65248E104      13004      836256   SH           Sole            836256
NIKE, INC.           CLASS
                     A COM      654106103     169241     1950000   SH           Sole           1950000
PACCAR, INC.           COM      693718108     126372     1825396   SH           Sole           1825396
Q WEST COMMUNICATIONS
 INTL, INC.            COM      749121109       6255     1107094   SH           Sole           1107094
SERVICE CORPORATION
 INTERNATIONAL         COM      817565104       6017      735608   SH           Sole            735608
TELLABS, INC.          COM      879664100      15136     1388622   SH           Sole           1388622
TIME WARNER, INC.      COM      887317105      46865     2687185   SH           Sole           2687185
VALSPAR, INC.          COM      920355104      58305     2363412   SH           Sole           2363412
WASHINGTON MUTUAL,INC. COM      939322103      39585      910000   SH           Sole            910000
WELLS FARGO & CO.      COM      949746101       9516      151450   SH           Sole            151450


*SEDOL number
